Dividend income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Details of Dividend income [Line Items]
Dividend income	₩ 82,158	₩ 87,826	₩ 257,306
Securities at FVTPL
Details of Dividend income [Line Items]
Dividend income	65,572	70,955
Securities at fair value through other comprehensive income
Details of Dividend income [Line Items]
Dividend income	₩ 16,586	₩ 16,871
Trading assets
Details of Dividend income [Line Items]
Dividend income			57,615
Available-for-sale financial assets
Details of Dividend income [Line Items]
Dividend income			₩ 199,691